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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio           March 23, 2007
-------------------------------------   -----------------------   --------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           18

Form 13F Information Table Value Total        17,406
                                          (thousands)

List of Other Included Managers: None


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
           COLUMN 1                COLUMN 2     COLUMN 3 COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                   TITLE OF                VALUE  SHRS OR PRN                 INVESTMENT   OTHER   VOTING AUTHORITY
        NAME OF ISSUER              CLASS        CUSIP   [x$1000]     AMT     SH/PRN PUT/CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
BRIGGS & STRATTON CORP CV DEBS CONVERTIBLE DEB 109043AE9       76      75,000 PRN             SOLE                    --     --   --
CNF TRUST I $2.50 SERIES A DUE
   6/1/12                      CONVERTIBLE PFD 12612V205      884      18,500 SH              SOLE                    --     --   --
DEVON ENERGY CORP CV DEB       CONVERTIBLE DEB 25179MAB9    1,443   1,450,000 PRN             SOLE                    --     --   --
EL PASO ENERGY 4.75% CAP TR
   PFD                         CONVERTIBLE PFD 283678209      369      20,500 SH              SOLE                    --     --   --
EQUITY RESIDENTIAL 7.25% CV
   PFD G                       CONVERTIBLE PFD 29476L859    1,923      82,200 SH              SOLE                    --     --   --
FORD MOTOR 6.50% CAP TR II CV
   PFD                         CONVERTIBLE PFD 345395206      846      21,000 SH              SOLE                    --     --   --
GENERAL MOTORS CORP CV W/PAR   CONVERTIBLE DEB 370442733      783      35,000 PRN             SOLE                    --     --   --
HANOVER COMPRESSOR CO CV DEB   CONVERTIBLE DEB 410768AC9    1,203   1,677,000 PRN             SOLE                    --     --   --
KAMAN CORP CV DEB              CONVERTIBLE DEB 483548AC7    1,210   1,326,000 PRN             SOLE                    --     --   --
NORAM ENERGY CORP CV DEB       CONVERTIBLE DEB 655419AC3      262     356,000 PRN             SOLE                    --     --   --
OMNICARE INC CV DEB            CONVERTIBLE DEB 681904AD0    1,532   1,700,000 PRN             SOLE                    --     --   --
POGO PRODUCING CV DEB          CONVERTIBLE DEB 730448AE7    1,697   1,650,000 PRN             SOLE                    --     --   --
RECKSON ASSOCIATES $1.90625 CV
   PFD                         CONVERTIBLE PFD 75621K205    1,256      53,000 SH              SOLE                    --     --   --
REINSURANCE GROUP OF AMERICA
   5.75% PIERS                 CONVERTIBLE PFD 759351307      792      18,000 SH              SOLE                    --     --   --
ROBBINS & MYERS CV DEB         CONVERTIBLE DEB 770196AA1      220     225,000 PRN             SOLE                    --     --   --
ROUSE COMPANY $3.00 CV PFD
   SERIES B                    CONVERTIBLE PFD 779273309    1,775      39,000 SH              SOLE                    --     --   --
SEMCO ENERGY INC $1.10 FELINE
   PRIDES                      CONVERTIBLE PFD 78412D307      357      50,000 SH              SOLE                    --     --   --
WORLD COLOR PRESS INC CV DEB   CONVERTIBLE DEB 981443AA2      777     750,000 PRN             SOLE                    --     --   --
                                                           17,406


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